18. Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

18.        Provisions

In 2019, the group recognized costs related to the termination of the AFM 11 program totalling to €1.4 million, whereof €0.9 million were already incurred in 2019 and estimated costs of €0.5 million expected to incur in 2020 were recognized in provisions.